DERIVATIVES, Fair value of derivative instruments and Consolidated Balance Sheet location (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	$ 14	$ 19
Derivative Liability, Fair Value	12	2
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	10	3
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	10	1
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	4	15
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	2	1
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Other Current Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Asset, Fair Value	0	1
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative Liability, Fair Value	$ 0	$ 0